Note 18 - Defined Contribution And Benefit Plans	12 Months Ended
Dec. 31, 2011
DEFINED CONTRIBUTION AND BENEFIT PLANS
DEFINED CONTRIBUTION AND BENEFIT PLANS

18.    DEFINED CONTRIBUTION AND BENEFIT PLANS

The Company records the funded status of the Company’s defined benefit plans in the consolidated balance sheet. Actuarial gains and losses and prior service costs continue to be deferred and recognized in expense ratably over appropriate future periods, but the overfunded or underfunded status of the defined benefit plans is now measured as the difference between the fair value of plan assets and the projected benefit obligation (“PBO”). This difference is recorded as an asset (if overfunded) or a liability (if underfunded), with a corresponding adjustment to accumulated other comprehensive loss, net of tax. The net unrecognized actuarial loss and unrecognized prior service costs are recognized in net periodic benefit cost in the consolidated statements of operations, those amounts are reclassified from accumulated other comprehensive (loss) income. The Company currently measures the funded status of its plan as of the balance sheet date.

In accordance with the Thailand labor law, Charoong Thai is obliged to make payment to retiring employees, at rates of 1 to 10 times of their final month’s salary rate, depending on the length of service. During the financial year 2011, the Company’s total expense included $288 (2010: $539; 2009: $451).  The plan is not funded and the amount is recognized in Other Current Liabilities in the balance sheet. The Company pays to settle the obligations as and when employees retire.

The Company has several defined contribution plans covering its employees in Australia, the People’s Republic of China (“PRC”) and Singapore. Contributions to the plan are made annually. Total charges of continuing operations for the years ended December 31, 2009, 2010 and 2011 were $615, $708, and $891, respectively and for years ended December 31, 2009 and 2010 and period ended November 30, 2011 that of discontinued operations were $77, $138 and $205, respectively.

In conformity with ASC 715 “Compensation - Retirement Benefits” (“ASC 715”), the following table sets forth the Plan’s funded status and pension amounts recognized as at December 31, 2010 and 2011 based on the latest actuarial valuation:

	2009	2010	2011

Change in benefit obligation:
Benefit obligation at beginning of year		$ 2,012	$ 2,761
Foreign currency translation adjustments		285	(136)
Service cost		302	181
Interest cost		223	106
Benefits paid		(61)	(219)
Actuarial loss		-	244
Curtailment		-	(2)
Benefit obligation at end of year		$ 2,761	$ 2,935

Change in plan assets:
Fair value of plan assets at beginning of year		$ -	$ -
Employer’s contribution
Fair value of plan assets at end of year		-	-
Funded status		$ (2,761)	$ (2,935)
Unrealized net transition obligation		-	-
Unrecognized net actuarial loss (gain)		-	-
Accrued benefit cost		$ (2,761)	$ (2,935)

Components of net periodic benefit cost:
Service cost	$ 374	$ 302	$ 181
Interest cost	85	223	106
Amortizations of:
Unrecognized net prior service cost (credit)	(8)	(8)	(8)
Unrecognized actuarial loss	-	22	9
Net periodic benefit cost	$ 451	$ 539	$ 288

Amounts recognized in accumulated other comprehensive loss consist of the following: (recognized under ASC 715)
Actuarial loss	$ 68	$ 669	$ 602
Prior service (credit) cost	-	(129)	7
Total recognized in other comprehensive loss	$ 68	$ 540	$ 609

The accumulated benefit obligations amounted to $2,761 and $2,935 as of December 31, 2010 and 2011, respectively.

The estimated net loss and prior service cost (credit) for the defined benefit plans that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost over the next fiscal year are $(27) and $8, respectively.

The actuarial loss increased in 2011 due to the change in assumption:

-          Discount rate was changed from 4.8% per annum to 3.8% for 2012 to reflect prevailing bond yield.

-          The mortality rate have been updated from TMO97 table (Thailand Mortality Ordinary Lite Tables 1997) to TMO98 table (Thailand Mortality Ordinary Lite Tables 2008) reflect the latest available mortality study.

The significant assumptions used in determining the actuarial present value of the projected benefit obligations as of December 31, 2010 and 2011 are as follows:

	2010	2011
Discount Rate	4.8%	4.2%
Rate of Increase in Compensation Levels	6.0%	6.0%
Employee turnover rates:-
Prior to age 35	4.0% - 15.0%	4.0% - 15.0%
Age 35 to 50	2.0% - 7.0%	2.0% - 7.0%
Age 51 to 60	-	0.0% - 2.0%

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year ended December 31
2012	$ 24
2013	221
2014	33
2015	257
2016	121
2017 - 2021	1,171
$ 1,827